PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule Of Property and Equipment, Net
	December 31,
	2022	2021
Cost:
Machinery and equipment	39,303	43,174
Leasehold improvements	9,117	10,144
Motor vehicles	74	84
Office furniture and equipment	777	912

	49,271	54,314
Accumulated depreciation:
Machinery and equipment	(32,131)	(36,463)
Leasehold improvements	(8,806)	(9,701)
Motor vehicles	(56)	(61)
Office furniture and equipment	(604)	(721)

	(41,597)	(46,946)

Depreciated cost	7,674	7,368